UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06671

DWS Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)

Bonds 112.2%
Argentina 9.7%
Banco Hipotecario SA, Series REG S, 9.75%, 4/27/2016		1,100,000	1,149,500
Central Bank of Argentina, 2.0%, 2/4/2018	ARS	4,501,142	2,422,029
Republic of Argentina:
GDP Linked Note, 12/15/2035		13,251,418	1,812,794
Series P, GDP Linked Note, 12/15/2035	ARS	19,855,884	757,175

5.83%, 12/31/2033 (PIK)	ARS	4,269,474	1,909,125
8.28%, 12/31/2033 (PIK)		1,296,379	1,488,892

(Cost $7,603,997)			9,539,515
Brazil 24.5%
Banco Bradesco SA, Series REG S, 14.8%, ¼/2010	BRL	7,100,000	3,556,602
Federative Republic of Brazil:
8.25%, 1/20/2034		1,700,000	2,024,700
8.75%, 2/4/2025		1,700,000	2,086,750
10.0%, 8/7/2011		1,240,000	1,450,800
10.5%, 7/14/2014 (b)		3,400,000	4,284,000
11.0%, 1/11/2012 (b)		3,340,000	4,079,810
11.0%, 8/17/2040 (b)		4,260,000	5,610,420
ISA Capital do Brasil SA, 144A, 8.8%, 1/30/2017		1,000,000	1,027,500

(Cost $21,811,032)			24,120,582
Cayman Islands 0.8%
Parkson Retail Group Ltd., 7.875%, 11/14/2011 (Cost $800,000)		800,000	820,000
Colombia 4.8%
Republic of Colombia:
7.375%, 1/27/2017		1,800,000	1,922,400
11.75%, 3/1/2010	COP	2,070,000,000	976,437
11.75%, 2/25/2020		700,000	1,008,000
12.0%, 10/22/2015	COP	1,628,000,000	837,106

(Cost $4,548,325)			4,743,943
Cyprus 1.0%
Alfa MTN Issuance, Ltd., Series E, 7.875%, 10/10/2009 (Cost $1,000,000)		1,000,000	1,006,530
Dominican Republic 1.5%
Dominican Republic:
Series REG S, 9.04%, 1/23/2018 (PIK)		393,472	451,115
Series REG S, 9.5%, 9/27/2011		933,170	996,159

(Cost $1,369,679)			1,447,274
Egypt 4.0%
Republic of Egypt:
Series 364, Treasury Bill, 9.39% *, 4/3/2007	EGP	16,900,000	2,921,941
Series 182, Treasury Bill, 9.55% *, 4/10/2007	EGP	5,800,000	1,001,180

(Cost $3,872,651)			3,923,121
El Salvador 1.6%
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035 (Cost $1,392,125)		1,400,000	1,575,000

Guatemala 1.6%
Republic of Guatemala:
Series REG S, 9.25%, 8/1/2013		900,000	1,035,000
10.25%, 11/8/2011		500,000	577,500

(Cost $1,557,678)			1,612,500
Indonesia 5.3%
Government of Indonesia:
Series FR-23, 11.0%, 12/15/2012	IDR	9,500,000,000	1,108,264
Series FR-26, 11.0%, 10/15/2014	IDR	28,719,000,000	3,353,811
Series FR-33, 12.5%, 3/15/2013	IDR	6,200,000,000	770,231

(Cost $4,913,593)			5,232,306

Kazakhstan 3.5%
Kazakhstan Temir Zholy, 7.0%, 5/11/2016		2,000,000	2,088,840
Turanalem Finance BV, Series REG S, 8.5%, 2/10/2015		1,300,000	1,324,297

(Cost $3,351,750)			3,413,137
Malaysia 1.7%
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009 (Cost $1,580,456)	MYR	5,900,000	1,705,758
Mexico 4.5%
Mexican Bonds, Series M-20, 8.0%, 12/7/2023	MXN	29,600,000	2,687,558
Pemex Project Funding Master Trust, 9.5%, 9/15/2027		1,300,000	1,709,500

(Cost $4,534,767)			4,397,058
Pakistan 0.5%
Republic of Pakistan, Series REG S, 7.875%, 3/31/2036 (Cost $422,812)		450,000	486,321
Panama 0.4%
Republic of Panama:
6.7%, 1/26/2036		300,000	304,500
7.125%, 1/29/2026		120,000	127,200

(Cost $401,130)			431,700
Peru 4.3%
Republic of Peru:
7.35%, 7/21/2025 (b)		2,900,000	3,175,500
9.875%, 2/6/2015		800,000	998,000

(Cost $3,860,875)			4,173,500
Philippines 9.2%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (b)		3,800,000	4,541,000
Republic of Philippines:
7.5%, 9/25/2024		671,000	728,874
8.0%, 1/15/2016		1,400,000	1,566,250
8.375%, 2/15/2011		1,000,000	1,085,000
9.375%, 1/18/2017		900,000	1,102,500

(Cost $8,150,932)			9,023,624
Russia 3.8%
Red Arrow International Leasing, “A”, 8.375%, 3/31/2012	RUB	46,172,045	1,796,544
Russian Federation, Series REG S, 12.75%, 6/24/2028		1,100,000	1,974,769

(Cost $3,659,472)			3,771,313
South Africa 3.2%
Republic of South Africa:
8.5%, 6/23/2017		900,000	1,082,250
Series R194, 10.0%, 2/28/2008	ZAR	14,400,000	2,037,853

(Cost $2,940,433)			3,120,103
Turkey 9.4%
Republic of Turkey:
6.875%, 3/17/2036		100,000	94,625
7.25%, 3/15/2015		2,200,000	2,271,500
8.0%, 2/14/2034		1,610,000	1,728,737
14.0%, 1/19/2011	TRY	3,800,000	2,358,436
15.0%, 2/10/2010	TRY	4,300,000	2,775,232
20.0%, 10/17/2007	TRY	88	63

(Cost $9,740,941)			9,228,593
Ukraine 2.9%
Government of Ukraine:

Series REG S, 6.58%, 11/21/2016	1,000,000	1,005,625
Series REG S, 7.65%, 6/11/2013	1,750,000	1,876,700

(Cost $2,819,137)		2,882,325
United States 5.0%
US Treasury Bonds:
7.5%, 11/15/2016	2,500,000	3,009,180
8.125%, 8/15/2019	1,500,000	1,940,391

(Cost $4,980,955)		4,949,571
Uruguay 0.8%
Republic of Uruguay, 8.0%, 11/18/2022 (Cost $738,922)	692,523	772,163
Venezuela 7.2%
Republic of Venezuela:
9.375%, 1/13/2034	1,840,000	2,392,000
10.75%, 9/19/2013 (b)	3,900,000	4,689,750

(Cost $6,587,068)		7,081,750
Vietnam 1.0%
Socialist Republic of Vietnam, Series REG S, 6.875%, 1/15/2016 (Cost $884,007)	900,000	960,122

Total Bonds (Cost $103,522,737)		110,417,809
Loan Participations 5.1%
Russia 3.1%
Russian Standard Finance SA, Step-up Coupon, 8.875% to 12/16/2010, 10.375% to 12/16/2015	2,000,000	1,986,200
UBS (Vimpelcom), Series REG S, 8.25%, 5/23/2016	1,000,000	1,056,650

(Cost $3,000,000)		3,042,850
Ukraine 2.0%
Alfa Bank, Series 2006-02, 9.75%, 12/22/2009	1,000,000	1,019,600
Export-Import Bank of Ukraine, 7.65%, 9/7/2011	900,000	916,200

(Cost $1,901,055)		1,935,800

Total Loan Participations (Cost $4,901,055)		4,978,650
	Shares	Value ($)

Cash Equivalents 0.0%
Cash Management QP Trust, 5.31% (c) (Cost $40,589)	40,589	40,589
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 108,464,381)	117.3	115,437,048
Other Assets and Liabilities, Net	(17.3)	(16,992,868)

Net Assets	100.0	98,444,180

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Securities, or a portion thereof, subject to a financing transaction.
(c)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
GDP: Gross Domestic Product

MTN: Medium Term Note
PIK: Denotes that all or a portion of the income is paid in kind.
As of January 31, 2007, the Fund had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	3,798,055	BRL	8,200,000	4/26/2007	15,396
USD	1,586,815	MXN	17,600,000	4/26/2007	5,375
MXN	25,320,000	USD	2,316,094	4/26/2007	25,511
USD	182,906	TRY	266,000	4/26/2007	609
ZAR	14,000,000	USD	1,935,386	4/26/2007	14,414
USD	1,839,148	UAH	9,330,000	3/1/2007	6,437
Total unrealized appreciation					67,742

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
BRL	8,200,000	USD	3,784,907	4/26/2007	(28,544)
IDR	20,430,000,000	USD	2,235,230	4/26/2007	(9,825)
TRY	4,680,000	USD	3,198,469	4/26/2007	(30,297)
Total unrealized depreciation					(68,666)

Currency Abbreviations
ARS	Argentine Peso	MYR	Malaysian Ringgit
BRL	Brazilian Real	RUB	Russian Ruble
COP	Colombian Peso	TRY	New Turkish Lira
EGP	Egyptian Pound	UAH	Ukraine Hryvnia
IDR	Indonesian Rupiah	USD	United States Dollar
MXN	Mexican Peso	ZAR	South African Rand

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007